Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of quantitative information about right-of-use assets
The following tables provide balance sheet classification related to leases:

(in KUSD)	December 31, 2021	December 31, 2020
Properties (offices)	7,080	3,071
Vehicles	84	58
Total right-of-use assets	7,164	3,129

(in KUSD)
Right-of-Use Assets	Properties (Offices)	Vehicles	Total
Cost
January 1, 2020	5,887	78	5,965
Modification of lease terms	(583)	—	(583)
Exchange difference	20	—	20
December 31, 2020	5,324	78	5,402
Additions	5,662	56	5,718
Lease termination	(1,873)	—	(1,873)
Exchange difference	(108)	—	(108)
December 31, 2021	9,005	134	9,139

Accumulated depreciation
January 1, 2020	(1,067)	—	(1,067)
Depreciation charge	(1,131)	(20)	(1,151)
Exchange difference	(55)	—	(55)
December 31, 2020	(2,253)	(20)	(2,273)
Depreciation charge	(1,551)	(30)	(1,581)
Lease termination	1,873	—	1,873
Exchange difference	6	—	6
December 31, 2021	(1,925)	(50)	(1,975)

Net book amount
December 31, 2020	3,071	58	3,129
December 31, 2021	7,080	84	7,164

Depreciation of right-of-use assets have been charged to the following categories in the consolidated statement of operation:

	For the Years Ended
(in KUSD)	2021	2020	2019
R&D expenses	1,342	915	837
G&A expenses	239	236	227
	1,581	1,151	1,064
Depreciation expense for S&M was deemed to be not material.

Schedule of quantitative information about lease liabilities

(in KUSD)	December 31, 2021	December 31, 2020
Lease liabilities (short-term)	1,029	1,002
Lease liabilities (long-term)	6,994	2,465
Total lease liabilities	8,023	3,467

(in KUSD)
Lease liabilities	Properties (Offices)	Vehicles	Total
January 1, 2020	4,953	78	5,031
Modification of lease terms	(583)	—	(583)
Cash outflow (including interest)	(1,227)	(22)	(1,249)
Interest	102	3	105
Exchange difference	157	6	163
December 31, 2020	3,402	65	3,467
Additions	5,662	56	5,718
Cash outflow (including interest)	(1,169)	(33)	(1,202)
Interest	222	3	225
Exchange difference	(219)	34	(185)
December 31, 2021	7,898	125	8,023

December 31, 2020
Lease liabilities (short-term)	981	21	1,002
Lease liabilities (long-term)	2,421	44	2,465
Total lease liabilities	3,402	65	3,467

December 31, 2021
Lease liabilities (short-term)	994	35	1,029
Lease liabilities (long-term)	6,904	90	6,994
Total lease liabilities	7,898	125	8,023